Commitments and Contingencies	3 Months Ended	12 Months Ended
	Sep. 30, 2020	Jun. 30, 2020
Commitments and Contingencies Disclosure [Abstract]
Commitments and Contingencies

Note 6 - Commitments and Contingencies

Operating Leases

We lease office facilities and vehicles under non-cancelable operating leases. Rent expense for the three months ended September 30, 2020 and 2019, was $273,000 and $36,000, respectively. Future minimum lease payments under these leases for the remainder of the fiscal year transition period ending December 31, 2020 and each of the five years ending on December 31 thereafter are as follows:

Three months ending December 31, 2020	$226,687
2021	918,847
2022	439,633
2023	421,418
2024	426,495
2025	464,575
Thereafter	983,731
Total	$3,881,386

Litigation

From time to time, we may be involved in litigation relating to claims arising out of our operations in the normal course of business. We will accrue a liability for such matters when it is probable that a liability has been incurred and the amount can be reasonably estimated. When only a range of possible loss can be established, the most probable amount in the range is accrued. If no amount within this range is a better estimate than any other amount within the range, the minimum amount in the range is accrued. The accrual for a litigation loss contingency might include, for example, estimates of potential damages, outside legal fees and other directly related costs expected to be incurred. As of September 30, 2020, and through the date these financial statements were issued, there were no legal proceedings requiring recognition or disclosure in the financial statements.

Note 12 - Commitments and Contingencies

Operating Leases

We lease facilities and vehicles under non-cancelable operating leases. Rent expense for the years ended June 30, 2020 and 2019 was $299,629 and $151,458, respectively. Future minimum lease payments under these leases are $526,185 for the year ending June 30, 2021 and $305,214 for the year ending June 30, 2022.

Letter-of-Credit

As of June 30, 2020, and 2019, we had a standby letter-of-credit with a bank in the amount of $500,000. The standby letter of credit is collateralized by $500,000 of cash, which is classified as restricted cash on our consolidated balance sheets. The beneficiary of the letter-of-credit is an insurance company.

Litigation

From time to time, the Company may be involved in litigation relating to claims arising out of its operations in the normal course of business. The Company will accrue a liability for such matters when it is probable that a liability has been incurred and the amount can be reasonably estimated. When only a range of possible losses can be established, the most probable amount in the range is accrued. If no amount within this range is a better estimate than any other amount within the range, the minimum amount in the range is accrued. The accrual for a litigation loss contingency might include, for example, estimates of potential damages, outside legal fees, and other directly related costs expected to be incurred. As of June 30, 2020 and 2019, respectively, there were no legal proceedings requiring recognition or disclosure in the financial statements.

Employee Benefit Plan

We have a 401(k) Plan (the "Plan") to provide retirement benefits for its employees. Employees may contribute up to a portion of their annual compensation to the Plan, limited to a maximum annual amount as updated annually by the IRS. We do not offer a match of employee contributions nor any discretionary contributions.